Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current provisions [abstract]
Civil	R$ 33,343	R$ 23,238
Labor	18,387	13,598
Provisions, Gross	51,730	36,836
Labor Deposits	(10,167)	(8,032)
Provisions	41,563	28,804
Total current provisions	27,653	17,063
Provision for contingencies	R$ 13,910	R$ 11,741